UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July 8, 2005

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:
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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    2,741       55,936 SH                     0   0     0
Amgen Inc.           COM             031162 10 0    1,827       30,227 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    2,507       54,798 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,358       56,192 SH                     0   0     0
Bank of America Corp COM             060505 10 4      420        9,218 SH                     0   0     0
Baxter International COM             071813 10 9    2,817       75,948 SH                     0   0     0
Becton Dickinson & CoCOM             075887 10 9    1,780	    33,924 SH                     0   0     0
Bell South           COM             079860 10 2    1,301       48,981 SH                     0   0     0
Berkshire Hathaway ClCOM             084670 20 7      957          344 SH                     0   0     0
Boeing               COM             097023 10 5    2,095       31,740 SH                     0   0     0
BP Amoco             AMERN SH        110889 40 9    3,026       48,504 SH                     0   0     0
Bristol Myers Squibb COM             110122 10 8    1,268       50,762 SH                     0   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,392       62,414 SH                     0   0     0
Chevron Corp         COM             166764 10 0    3,061       54,744 SH                     0   0     0
Cisco Systems        COM             17275R 10 2    2,697      141,372 SH                     0   0     0
Citigroup Inc        COM             172967 10 1    1,418       30,674 SH                     0   0     0
Citizens Comm        COM             17453B 10 1      421       31,375 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    2,399       57,459 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,386       46,277 SH                     0   0     0
Comcast Corp New Cl ACOM             20030N 20 0      814       26,539 SH                     0   0     0
ConocoPhillips       COM             20825C 10 4    1,909       33,216 SH                     0   0     0
Corning Inc          COM             219350 10 5      925       55,659 SH                     0   0     0
Costco Companies Inc.COM             22160Q 10 2    2,205       49,303 SH                     0   0     0
Disney               COM             254687 10 6    1,610       63,939 SH                     0   0     0
Dow Jones            COM             260561 10 5      423       11,938 SH                     0   0     0
EMC Corp             COM             268648 10 2    1,001       73,030 SH                     0   0     0
Electronic Arts Inc. COM             285512 10 9      269        4,750 SH                     0   0     0
Eli Lilly            COM             532457 10 8    2,466       44,259 SH                     0   0     0
Emerson Electric     COM             291011 10 4    1,235       19,720 SH                     0   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,578       44,868 SH                     0   0     0
Fifth Third Bancorp  COM             316773 10 0      785       19,075 SH                     0   0     0
First Data Corp.     COM             319963 10 4    1,890       47,081 SH                     0   0     0
Gannett              COM             364730 10 1    2,787       39,182 SH                     0   0     0
General Electric     COM             369604 10 3    2,934       84,688 SH                     0   0     0
General Mills	   COM             370334 10 4    1,647       35,207 SH                     0   0     0
Hain Celestial Group COM             405217 10 0      329       16,900 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,439      103,775 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    2,165       55,644 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      492       12,050 SH                     0   0     0
Hubbell Inc Class B  CL  B           443510 20 1      394        8,932 SH                     0   0     0
Hutton Tele Trust                    447900 10 1       75       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    3,917      150,550 SH                     0   0     0
Intl Business MachineCOM             459200 10 1    4,106       55,340 SH                     0   0     0
Intl Game Technology COM             459902 10 2      244        8,675 SH                     0   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,275       81,158 SH                     0   0     0
Kansas City Life Ins COM             484836 10 1      202        4,200 SH                     0   0     0
Lee Enterprises      COM             523768 10 9      734       18,302 SH                     0   0     0
Liberty Media New    COM             530718 10 5    1,456      142,877 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       80       27,477 SH                     0   0     0
Masco Corp           COM             574599 10 6    2,382       75,011 SH                     0   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,589       79,235 SH                     0   0     0
McClatchy Newspapers CL  A           579489 10 5      710       10,850 SH                     0   0     0
Medtronic Inc.       COM             585055 10 6      439        8,475 SH                     0   0     0
Merck                COM             589331 10 7      749       24,322 SH                     0   0     0
Microsoft Corp.      COM             594918 10 4    2,643      106,417 SH                     0   0     0
Minnesota Mining     COM             604059 10 5    2,335       32,305 SH                     0   0     0
Motorola             COM             620076 10 9    1,577       86,366 SH                     0   0     0
New York Times Class CL  A           650111 10 7    1,325       42,538 SH                     0   0     0
Oracle Corp		   COM             68389X 10 5      744 	    56,406 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    3,932       72,916 SH                     0   0     0
Pfizer Inc           COM             717081 10 3    6,321      229,191 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,520       66,726 SH                     0   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      583        8,987 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,320       97,680 SH                     0   0     0
Schlumberger         COM             806857 10 8    2,938       38,690 SH                     0   0     0
Servicemaster        COM             81760N 10 9      205       15,306 SH                     0   0     0
Sysco Corp.          COM             871829 10 7      842       23,258 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,124       57,426 SH                     0   0     0
Time Warner Inc      COM             887317 10 5    1,648       98,635 SH                     0   0     0
Tribune Co           COM             896047 10 7    1,672       47,544 SH                     0   0     0
Tribune / Time WarnerPFD CV 2%       896047 30 5      548        6,414 SH                     0   0     0
U S T Inc            COM             902911 10 6      317        6,950 SH                     0   0     0
Union Pacific Corp   COM             907818 10 8      682       10,530 SH                     0   0     0
United Parcel ServiceCOM		 911312 10 6    2,251       32,555 SH 		          0   0     0
Unocal               COM             915289 10 2      501        7,708 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    2,806       81,213 SH                     0   0     0
Viacom Inc.          CL  B           925524 30 8      887       27,704 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,260       92,929 SH                     0   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,397       28,988 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    1,626       26,408 SH                     0   0     0
Wild Oats Markets    COM             96808B 10 7      277       24,250 SH                     0   0     0
Wyeth                COM		 983024 10 0    3,351  	    75,320 SH  	 	          0   0     0

